Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
(Loss)/earnings from discontinued operations tax benefit	$ (162)	$ 5,657	$ 4,317
Loss on sale of EMS operations, tax	$ 3,923